Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Compensation Actually Paid to Non-PEO NEOs (1) (2)	Company Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (millions)	Revenue (millions)
2024	$16,795,702	$20,673,914	$4,550,369	$5,310,903	$251.19	$199.78	$802.0	$36,188.2
2023	$19,285,990	$29,392,849	$4,715,979	$6,355,137	$229.78	$183.20	$1,000.8	$31,042.3
2022	$11,125,717	$3,939,506	$2,805,572	$1,740,328	$141.84	$134.65	$1,251.0	$28,187.8
2021	$10,532,359	$14,008,918	$2,323,172	$2,821,850	$204.49	$177.33	$1,060.1	$22,831.7
2020	$8,520,411	$23,884,186	$2,002,293	$4,731,197	$200.80	$119.26	$470.3	$13,126.5
(1)    In accordance with the requirements of Item 402(v) of Regulation S-K, 2024 “compensation actually paid” (CAP) to our PEO and average CAP for our non-PEO NEOs was calculated by making the following adjustments to the total compensation reported in the Summary Compensation Table, above. The equity award related adjustments described below reflect the fair value (or change in fair value) for performance- and time-vesting RSUs, computed in accordance with FASB ASC Topic 718 on the relevant dates. No equity awards were modified in the
	indicated year.
Company Selected Measure Name	Revenue (financial)
Named Executive Officers, Footnote	The non-PEO named executive officers included for purposes of determining the average compensation for our named executive officers each year, is as follows:

NEOs:
2024	Tina H. Miller, Adam A. Chamberlain, Christopher S. Holzshu, George N. Hines
2021 - 2023	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, George N. Hines
2020	Tina H. Miller, Christopher S. Holzshu, Scott A. Hillier, Thomas M. Dobry

Peer Group Issuers, Footnote	Peer group TSR is calculated using the Auto Peers reflected in our Stock Performance Graph in the 2024 Annual Report on Form 10-K, which is the same peer group used for calculating peer group TSR in our last-filed pay versus performance table. For each year indicated, those Auto Peers consisted of Penske Automotive Group, AutoNation, Sonic Automotive, Group 1 Automotive,
Asbury Automotive Group, and CarMax.

PEO Total Compensation Amount	$ 16,795,702	$ 19,285,990	$ 11,125,717	$ 10,532,359	$ 8,520,411
PEO Actually Paid Compensation Amount	$ 20,673,914	29,392,849	3,939,506	14,008,918	23,884,186
Adjustment To PEO Compensation, Footnote

2024
Summary Compensation Table (SCT) Total	$16,795,702
Amounts reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$0
Amounts Reported under the “Stock Awards” Column of the SCT	($12,953,359)
Amounts Reported under the “Option Awards” Column of the SCT	$0
Total Deductions from SCT	($12,953,359)
“Service Cost” for Pension Plans	$0
“Prior Service Cost” for Pension Plans	$0
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$14,313,355
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$2,602,240
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($84,023)
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0
All Other Adjustments	$16,831,572
Compensation Actually Paid SCT Total less Total Deduction from SCT plus (minus) All Other Adjustments	$20,673,914

Non-PEO NEO Average Total Compensation Amount	$ 4,550,369	4,715,979	2,805,572	2,323,172	2,002,293
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,310,903	6,355,137	1,740,328	2,821,850	4,731,197
Adjustment to Non-PEO NEO Compensation Footnote	All the following amount represents averages of the indicated amounts for our non-PEO named executive officers in the indicated
year.

2024
Summary Compensation Table (SCT) Total	$4,550,369
Amounts reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the SCT	$0
Amounts Reported under the “Stock Awards” Column of the SCT	($2,782,138)
Amounts Reported under the “Option Awards” Column of the SCT	$0
Total Deductions from SCT	($2,782,138)
“Service Cost” for Pension Plans	$0
“Prior Service Cost” for Pension Plans	$0
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$3,107,000
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$446,326
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	($10,654)
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0
Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Reflected in Total Compensation	$0
All Other Adjustments	$3,542,672
Avg. Compensation Actually Paid SCT Total less Total Deduction from SCT plus (minus) All Other Adjustments	$5,310,903

Compensation Actually Paid vs. Total Shareholder Return	The graphs below reflects the relationship between (i) our TSR and our peer group’s TSR, and (ii) the PEO and average Non-PEO
NEO compensation actually paid (CAP) and our TSR, net income, and revenue, respectively. For the purpose of the below charts, all data is calculated as described in the footnotes of the above Pay Versus Performance table.

Compensation Actually Paid vs. Net Income	The graphs below reflects the relationship between (i) our TSR and our peer group’s TSR, and (ii) the PEO and average Non-PEO
NEO compensation actually paid (CAP) and our TSR, net income, and revenue, respectively. For the purpose of the below charts, all data is calculated as described in the footnotes of the above Pay Versus Performance table.

Compensation Actually Paid vs. Company Selected Measure	The graphs below reflects the relationship between (i) our TSR and our peer group’s TSR, and (ii) the PEO and average Non-PEO
NEO compensation actually paid (CAP) and our TSR, net income, and revenue, respectively. For the purpose of the below charts, all data is calculated as described in the footnotes of the above Pay Versus Performance table.

Total Shareholder Return Vs Peer Group	The graphs below reflects the relationship between (i) our TSR and our peer group’s TSR, and (ii) the PEO and average Non-PEO
NEO compensation actually paid (CAP) and our TSR, net income, and revenue, respectively. For the purpose of the below charts, all data is calculated as described in the footnotes of the above Pay Versus Performance table.

Tabular List, Table

Performance Measures
Table of Performance Measures
This table presents the performance measures the Committee considers to have been the most important in its executive compensation program linking pay to performance for 2024, with revenue serving as the single most important financial metric. The role of each of these performance measures on our NEOs’
compensation is discussed in the Compensation Discussion and Analysis section.

Revenue (financial)
Earnings Per Share (financial)
Total Shareholder Return (financial)
Net Income (financial)
Corporate Responsibility and Strategic (non-financial)

Total Shareholder Return Amount	$ 251.19	229.78	141.84	204.49	200.80
Peer Group Total Shareholder Return Amount	199.78	183.20	134.65	177.33	119.26
Net Income (Loss)	$ 802,000,000.0	$ 1,000,800,000	$ 1,251,000,000	$ 1,060,100,000	$ 470,300,000
Company Selected Measure Amount	36,188,200,000	31,042,300,000	28,187,800,000	22,831,700,000	13,126,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue (financial)
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings Per Share (financial)
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return (financial)
Measure:: 4
Pay vs Performance Disclosure
Name	Net Income (financial)
Measure:: 5
Pay vs Performance Disclosure
Name	Corporate Responsibility and Strategic (non-financial)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,953,359)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,831,572
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,313,355
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,602,240
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(84,023)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	(12,953,359)
PEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment To Compensation Amount, Equity Awards	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,782,138)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,542,672
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,107,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	446,326
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,654)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Stock Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,782,138)
Non-PEO NEO | Aggregate Grant Date Fair Value of Option Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0